OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS
Payables for surtaxes	$ 8,928	$ 8,184
Accrued operating expenses	5,539	2,108
Payables for staff related costs	2,182	5,839
Deposit from hosting customers	2,911
Restoration provision for leasehold land	1,343
Others	1,273	1,127
Total	$ 22,176	$ 17,258